Finance income (costs), net	6 Months Ended
Dec. 31, 2025
Finance income (costs), net
Finance income (costs), net

11.Finance income (costs), net

The following table provides LuxExperience Group’s Finance income (costs), net:

	Three Months Ended December 31,		Six Months Ended December 31,
(in € thousands)	2024	2025	2024	2025
Interest expenses on revolving credit facilities	(1,277)	(769)	(1,820)	(1,266)
Interest expenses on leases	(675)	(2,515)	(1,354)	(5,075)
Total finance costs	(1,953)	(3,284)	(3,174)	(6,341)

Other interest income	—	1,417	—	3,369
Total finance income	—	1,417	—	3,369
Finance costs, net	(1,953)	(1,867)	(3,174)	(2,972)

As of December 31, 2025 LuxExperience Group utilized €19.4 million under our €100 million Syndicated Revolving Credit Facility, of which €9.4 million line was utilized in the form of guarantees issued under the same facility.